UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Roundhill Ball Metaverse ETF
METV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metv/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ball Metaverse ETF	$26	0.53%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$210,640,292
Number of Holdings	41
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ROBLOX Corp.	9.7%
3iQ Solana Staking ETF	6.9%
Apple, Inc.	6.8%
3iQ Ether Staking ETF	6.2%
NVIDIA Corp.	4.3%
Alphabet, Inc.	4.1%
Meta Platforms, Inc.	3.7%
Microsoft Corp.	3.6%
Unity Software, Inc.	3.6%
Tencent Holdings Ltd.	3.5%

Top Sectors	(%)
Technology	52.0%
Communications	25.2%
Consumer, Cyclical	3.0%
Financial	2.9%
Consumer, Non-cyclical	0.9%
Cash & Other	16.0%

Industry	(%)
Software	27.9%
Internet	22.9%
Semiconductors	17.3%
Computers	6.8%
Diversified Financial Services	2.9%
Media	2.3%
Home Furnishings	1.9%
Toys/Games/Hobbies	1.1%
Commercial Services	0.9%
Cash & Other	16.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/metv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Ball Metaverse ETF	PAGE 1	TSR-SAR-53656F417

Roundhill Cannabis ETF
WEED (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/weed/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Cannabis ETF	$6	0.12%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,182,783
Number of Holdings	8
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Curaleaf Holdings, Inc.	32.5%
Trulieve Cannabis Corp.	31.9%
Green Thumb Industries, Inc.	24.6%
First American Government Obligations Fund	7.5%
Verano Holdings Corp.	6.7%
Cresco Labs, Inc.	4.4%
United States Treasury Bill*	65.3%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Consumer, Non-cyclical	100.1%
Cash & Other	73.8%

Industry	(%)
Pharmaceuticals	100.1%
Cash & Other	73.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/weed/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Cannabis ETF	PAGE 1	TSR-SAR-53656F128

Roundhill Magnificent Seven ETF
MAGS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mags/. You can also request this information by contacting us at 800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven ETF	$14	0.29%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,699,297,960
Number of Holdings	24
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Apple, Inc.	14.3%
Meta Platforms, Inc.	14.3%
Microsoft Corp.	14.3%
NVIDIA Corp.	14.3%
Alphabet, Inc.	14.2%
Amazon.com, Inc.	14.2%
Tesla, Inc.	14.1%
First American Government Obligations Fund	9.2%
Roundhill Ultra Short Duration No Dividend Target ETF	6.7%
United States Treasury Bill*	54.0%
*	Held for cash and collateral management purposes.

Top Sectors	(%)
Technology	11.6%
Communications	9.4%
Consumer, Cyclical	3.4%
Cash & Other	75.6%

Industry	(%)
Internet	9.4%
Software	4.7%
Computers	3.5%
Auto Manufacturers	3.4%
Semiconductors	3.4%
Cash & Other	75.6%
Other Material Fund Changes
The Adviser has contractually agreed to waive and/or reimburse expenses to ensure the Roundhill Magnificent Seven ETF’s Total Annual Fund Operating Expenses do not exceed 0.30%. The waiver and/or reimbursement may not be terminated prior to May 1, 2027 except by the Board.
Roundhill Magnificent Seven ETF	PAGE 1	TSR-SAR-53656G498

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/mags/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Magnificent Seven ETF	PAGE 2	TSR-SAR-53656G498

Roundhill Sports Betting & iGaming ETF
BETZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/betz/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Sports Betting & iGaming ETF	$35	0.75%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$52,619,237
Number of Holdings	25
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Flutter Entertainment PLC	7.5%
Allwyn AG	6.7%
DraftKings, Inc.	6.6%
Evolution AB	6.6%
Rush Street Interactive, Inc.	5.8%
Super Group SGHC Ltd.	5.5%
Lottomatica Group SpA	5.3%
Sportradar Group AG	5.0%
Entain PLC	5.0%
Light & Wonder, Inc.	4.7%

Top Ten Countries	(%)
United States	33.0%
Switzerland	11.7%
Sweden	9.9%
United Kingdom	8.6%
Guernsey	5.5%
Italy	5.3%
Australia	5.2%
France	4.7%
Greece	4.0%
Cash & Other	12.1%

Top Sectors	(%)
Consumer, Cyclical	91.4%
Communications	4.6%
Technology	3.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/betz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Sports Betting & iGaming ETF	PAGE 1	TSR-SAR-53656F789

Roundhill Video Games ETF
NERD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nerd/. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Video Games ETF	$23	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,083,421
Number of Holdings	41
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
NetEase, Inc.	12.3%
Electronic Arts, Inc.	8.8%
Nintendo Co. Ltd.	8.7%
Take-Two Interactive Software, Inc.	8.3%
ROBLOX Corp.	7.6%
Bandai Namco Holdings, Inc.	4.3%
Konami Group Corp.	4.2%
Unity Software, Inc.	4.0%
Nexon Co. Ltd.	3.3%
Mount Vernon Liquid Assets Portfolio, LLC*	12.0%
*	Investment purchased with proceeds from securities lending.

Top Ten Countries	(%)
United States	40.6%
Japan	32.0%
China	17.5%
South Korea	10.0%
Sweden	3.8%
Taiwan	2.6%
Poland	2.4%
Israel	1.0%
France	0.8%
Cash & Other	-10.7%

Top Sectors	(%)
Technology	83.1%
Consumer, Cyclical	12.9%
Communications	3.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.roundhillinvestments.com/etf/nerd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Roundhill Financial LLC documents not be householded, please contact Roundhill Financial LLC at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Roundhill Financial LLC or your financial intermediary.
Roundhill Video Games ETF	PAGE 1	TSR-SAR-53656F706

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Roundhill ETFs
Roundhill Ball Metaverse ETF (METV)
Roundhill Cannabis ETF (WEED)
Roundhill Magnificent Seven ETF (MAGS)
Roundhill Sports Betting & iGaming ETF (BETZ)
Roundhill Video Games ETF (NERD)
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)

ROUNDHILL BALL METAVERSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.0%
Commercial Services - 0.9%
Block, Inc.(a)	24,407	$1,854,932
Computers - 6.8%
Apple, Inc.	49,189	14,233,329
Diversified Financial Services - 2.9%
Circle Internet Group, Inc.(a)(b)	21,769	1,363,392
Coinbase Global, Inc. - Class A(a)	32,983	4,821,785
		6,185,177
Home Furnishings - 1.9%
Sony Group Corp.	198,700	4,010,066
Internet - 22.9%
Alibaba Group Holding Ltd.	270,400	3,201,540
Alphabet, Inc. - Class A	24,392	8,716,969
Amazon.com, Inc.(a)	22,307	5,316,650
Baidu, Inc. - ADR(a)(b)	38,030	4,346,449
Meta Platforms, Inc. - Class A	13,998	7,884,934
NAVER Corp.	15,359	1,972,788
Sea Ltd. - ADR(a)	70,950	6,799,139
Snap, Inc. - Class A(a)	590,662	2,622,539
Tencent Holdings Ltd.	133,200	7,300,305
		48,161,313
Media - 2.3%
Walt Disney Co.	51,228	4,930,695
Semiconductors - 17.3%
Advanced Micro Devices, Inc.(a)	6,866	3,988,528
ARM Holdings PLC - ADR(a)(b)	9,117	3,232,615
ASML Holding NV	1,354	2,693,702
Intel Corp.(a)	29,384	4,102,888
NVIDIA Corp.	45,416	9,087,287
QUALCOMM, Inc.	27,938	5,162,663
Samsung Electronics Co. Ltd.	6,993	1,507,559
Skyworks Solutions, Inc.(b)	17,915	1,214,637
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	11,610	5,544,588
		36,534,467
Software - 27.9%(c)
Adobe, Inc.(a)	12,827	2,629,792
Akamai Technologies, Inc.(a)	10,183	1,203,733
Autodesk, Inc.(a)	14,518	2,822,590
Cloudflare, Inc. - Class A(a)	5,804	1,423,605
Electronic Arts, Inc.	16,607	3,405,099
Krafton, Inc.	21,557	3,283,710
Microsoft Corp.	20,459	7,631,616
NetEase, Inc. - ADR	12,722	1,630,197
ROBLOX Corp. - Class A(a)	374,003	20,338,283
Take-Two Interactive Software, Inc.(a)	27,455	6,863,201
Unity Software, Inc.(a)	262,240	7,494,819
		58,726,645

	Shares	Value
Toys/Games/Hobbies - 1.1%
Nintendo Co. Ltd.	53,600	$2,247,556
TOTAL COMMON STOCKS (Cost $144,686,631)		176,884,180
EXCHANGE TRADED FUNDS - 15.1%
3iQ Bitcoin ETF(a)	443,845	4,056,743
3iQ Ether Staking ETF(a)	2,122,342	13,041,792
3iQ Solana Staking ETF(a)	2,437,021	14,597,756
TOTAL EXCHANGE TRADED FUNDS (Cost $59,170,833)		31,696,291

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(d)	4,767,774	4,767,774
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,767,774)		4,767,774

	Shares
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.57%(d)	2,877,754	2,877,754
TOTAL MONEY MARKET FUNDS (Cost $2,877,754)		2,877,754
TOTAL INVESTMENTS - 102.7% (Cost $211,502,992)		$216,225,999
Liabilities in Excess of Other Assets - (2.7)%		(5,585,707)
TOTAL NET ASSETS - 100.0%		$210,640,292

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $4,431,309.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

ROUNDHILL BALL METAVERSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$176,884,180	$—	$—	$176,884,180
Exchange Traded Funds	31,696,291	—	—	31,696,291
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,767,774
Money Market Funds	2,877,754	—	—	2,877,754
Total Investments	$211,458,225	$—	$—	$216,225,999

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

United States	$136,759,494	64.9%
Canada	31,696,291	15.1
China	13,276,951	6.4
Singapore	6,799,139	3.2
South Korea	6,764,057	3.2
Japan	6,257,622	3.0
Taiwan	5,544,588	2.6
United Kingdom	3,232,615	1.5
Hong Kong	3,201,540	1.5
Netherlands	2,693,702	1.3
Liabilities in Excess of Other Assets	(5,585,707)	(2.7)
	$210,640,292	100.0%

The accompanying notes are an integral part of these financial statements.

2

ROUNDHILL CANNABIS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 26.1%
Pharmaceuticals - 26.1%(a)
Curaleaf Holdings, Inc.(b)(c)	222,659	$2,402,755
TOTAL COMMON STOCKS (Cost $878,226)		2,402,755

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 65.3%
3.60%, 07/14/2026(d)	$6,000,000	5,992,252
TOTAL U.S. TREASURY BILLS (Cost $5,992,252)		5,992,252

	Shares
MONEY MARKET FUNDS - 7.5%
First American Government Obligations Fund - Class X, 3.57%(e)	689,819	689,819
TOTAL MONEY MARKET FUNDS (Cost $689,819)		689,819
TOTAL INVESTMENTS - 98.9% (Cost $7,560,297)		$9,084,826
Other Assets in Excess of Liabilities - 1.1%		97,957
TOTAL NET ASSETS - 100.0%		$9,182,783

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

ROUNDHILL CANNABIS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	$408,055	$0
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	584,843	0
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	2,256,193	0
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	2,931,159	0
Verano Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 2.00%	Monthly	09/01/2026	618,616	0
Net Unrealized Appreciation (Depreciation)							$0

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,402,755	$—	$—	$2,402,755
U.S. Treasury Bills	—	5,992,252	—	5,992,252
Money Market Funds	689,819	—	—	689,819
Total Investments	$3,092,574	$5,992,252	$—	$9,084,826
Other Financial Instruments:
Total Return Swaps*	$—	$0	$—	$0
Total Other Financial Instruments	$—	$0	$—	$0

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

ROUNDHILL MAGNIFICENT SEVEN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 24.4%
Auto Manufacturers - 3.4%
Tesla, Inc.(a)	298,702	$125,634,061
Computers - 3.5%
Apple, Inc.	444,674	128,670,869
Internet - 9.4%
Alphabet, Inc. - Class A	113,011	40,386,741
Amazon.com, Inc.(a)	526,483	125,481,958
Meta Platforms, Inc. - Class A	320,845	180,728,780
		346,597,479
Semiconductors - 3.4%
NVIDIA Corp.	621,316	124,319,119
Software - 4.7%
Microsoft Corp.	471,019	175,699,507
TOTAL COMMON STOCKS (Cost $966,001,478)		900,921,035
EXCHANGE TRADED FUNDS - 6.6%
Roundhill Ultra Short Duration No Dividend Target ETF(a)(b)	2,458,663	246,026,113
TOTAL EXCHANGE TRADED FUNDS (Cost $243,663,646)		246,026,113

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 54.0%
3.60%, 07/14/2026(c)	$2,000,000,000	1,997,417,333
TOTAL U.S. TREASURY BILLS (Cost $1,997,417,333)		1,997,417,333

	Shares
MONEY MARKET FUNDS - 9.2%
First American Government Obligations Fund - Class X, 3.57%(d)	338,939,980	338,939,980
TOTAL MONEY MARKET FUNDS (Cost $338,939,980)		338,939,980
TOTAL INVESTMENTS - 94.2% (Cost $3,546,022,437)		$3,483,304,461
Other Assets in Excess of Liabilities - 5.8%		215,993,499
TOTAL NET ASSETS - 100.0%		$3,699,297,960

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940 See Note 10.
(c)	The rate shown is the annualized yield as of June 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

ROUNDHILL MAGNIFICENT SEVEN ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	$255,120,725	$94,655,479
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	231,324,172	79,559,635
Amazon.com, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	168,886,771	2,667,637
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	232,126,953	9,900,510
Apple, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	198,558,832	34,446,950
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	202,233,993	18,988,131
Meta Platforms, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	161,242,326	(41,303,012)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	186,362,243	(25,558,213)
Microsoft Corp.	Goldman Sachs	Receive	OBFR + 1.00%	Termination	02/16/2027	183,032,335	(43,751,703)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	170,449,251	(49,064,863)
NVIDIA Corp.	Goldman Sachs	Receive	OBFR + 1.20%	Termination	08/14/2026	195,560,162	27,977,423
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	208,840,936	58,263,121
Tesla, Inc.	Goldman Sachs	Receive	OBFR	Termination	02/16/2027	222,825,889	21,536,624
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 0.75%	Termination	07/14/2026	174,248,692	21,072,486
Net Unrealized Appreciation (Depreciation)							$209,390,205

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$900,921,035	$—	$—	$900,921,035
Exchange Traded Funds	246,026,113	—	—	246,026,113
U.S. Treasury Bills	—	1,997,417,333	—	1,997,417,333
Money Market Funds	338,939,980	—	—	338,939,980
Total Investments	$1,485,887,128	$1,997,417,333	$—	$3,483,304,461
Other Financial Instruments:
Total Return Swaps*	$—	$369,067,996	$—	$369,067,996
Total Other Financial Instruments	$—	$369,067,996	$—	$369,067,996
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(159,677,791)	$—	$(159,677,791)
Total Other Financial Instruments	$—	$(159,677,791)	$—	$(159,677,791)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

ROUNDHILL MAGNIFICENT SEVEN ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
June 30, 2026 (Unaudited)(Continued)
Roundhill Magnificent Seven ETF - Transactions with Affiliates

	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend/ Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Ultra Short Duration No Dividend Target ETF	$—	$388,077,553	$(145,200,448)	$786,541	$2,362,467	$246,026,113	2,458,663	$—	$—
	$—	$388,077,553	$(145,200,448)	$786,541	$2,362,467	$246,026,113	2,458,663	$—	$—

The accompanying notes are an integral part of these financial statements.

7

Roundhill Sports Betting & iGaming ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Entertainment - 91.4%(a)
Allwyn AG	222,749	$3,544,996
Ballys Intralot SA(b)	1,560,826	2,114,626
Betsson AB	195,441	1,710,436
Codere Online Luxembourg SA(b)(c)	128,111	1,226,022
DraftKings, Inc. - Class A(b)	137,389	3,470,446
Entain PLC	352,703	2,616,811
Evoke PLC(b)	1,808,779	1,122,324
Evolution AB(b)(d)	50,178	3,448,842
FDJ UNITED	100,741	2,463,643
Flutter Entertainment PLC(b)	38,814	3,965,626
Kambi Group PLC(b)(c)	77,663	1,277,512
Light & Wonder, Inc.(b)	32,277	2,473,850
Lottomatica Group SpA	100,719	2,798,198
Penn Entertainment, Inc.(b)	105,409	2,251,536
Playtech PLC(b)	412,698	1,745,137
Rush Street Interactive, Inc.(b)	102,639	3,052,484
Sportradar Group AG - Class A(b)(c)	175,140	2,621,846
Super Group SGHC Ltd.	214,770	2,910,133
Tabcorp Holdings Ltd.	2,949,248	1,706,102
Tokyotokeiba Co. Ltd.	52,500	1,556,991
		48,077,561
Internet - 4.6%
Better Collective AS(b)(c)	118,421	1,431,602
Jumbo Interactive Ltd.	220,260	991,873
		2,423,475
Software - 3.6%
Genius Sports, Ltd.(b)	314,735	1,907,294
TOTAL COMMON STOCKS (Cost $59,973,299)		52,408,330
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	2,162,450	2,162,450
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,162,450)		2,162,450

	Shares	Value
MONEY MARKET FUNDS - 0.0%(f)
First American Government Obligations Fund - Class X, 3.57%(e)	6,201	$6,201
TOTAL MONEY MARKET FUNDS (Cost $6,201)		6,201
TOTAL INVESTMENTS - 103.7% (Cost $62,141,950)		$54,576,981
Liabilities in Excess of Other Assets - (3.7)%		(1,957,744)
TOTAL NET ASSETS - 100.0%		$52,619,237

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,076,497.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $3,448,842 or 6.6% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

Roundhill Sports Betting & iGaming ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$52,408,330	$—	$—	$52,408,330
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,162,450
Money Market Funds	6,201	—	—	6,201
Total Investments	$52,414,531	$—	$—	$54,576,981

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

United States	$17,382,593	33.0%
Switzerland	6,166,842	11.7
Sweden	5,159,278	9.9
United Kingdom	4,524,105	8.6
Guernsey	2,910,133	5.5
Italy	2,798,198	5.3
Australia	2,697,975	5.2
France	2,463,643	4.7
Greece	2,114,626	4.0
Isle of Man	1,745,137	3.3
Japan	1,556,991	3.0
Denmark	1,431,602	2.7
Malta	1,277,512	2.4
Luxembourg	1,226,022	2.3
Gibraltar	1,122,324	2.1
Liabilities in Excess of Other Assets	(1,957,744)	(3.7)
	$52,619,237	100.0%

The accompanying notes are an integral part of these financial statements.

9

Roundhill Video Games ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Internet - 3.7%
DoubleUGames Co. Ltd.	2,550	$104,844
NC Corp.	1,485	246,813
NHN Corp.	4,116	93,515
Wemade Co. Ltd.	5,655	70,555
		515,727
Software - 83.1%(a)
Capcom Co. Ltd.	24,200	448,487
CD Projekt SA	5,644	336,942
Coffee Stain Group AB - Class B(b)	38,007	68,716
DeNA Co. Ltd.	11,000	165,854
Electronic Arts, Inc.	6,069	1,244,388
Embracer Group AB(b)	23,775	155,058
Everplay Group PLC	22,830	70,753
GungHo Online Entertainment, Inc.	8,400	113,189
HUYA, Inc. - ADR	35,952	82,690
IGG, Inc.	182,000	75,427
International Games System Co. Ltd.	14,847	367,720
Kakao Games Corp.(b)	13,627	68,254
Kingsoft Corp. Ltd.	93,400	264,167
Koei Tecmo Holdings Co. Ltd.	25,000	232,964
Konami Group Corp.	5,500	597,800
Krafton, Inc.	2,375	361,776
MIXI, Inc.	7,700	128,250
Modern Times Group MTG AB - Class B(b)	12,429	157,190
NetDragon Websoft Holdings Ltd.	87,000	79,101
NetEase, Inc. - ADR(c)	13,470	1,726,046
Netmarble Corp.(d)	6,929	167,042
Nexon Co. Ltd.	35,300	465,997
Paradox Interactive AB	11,053	150,866
Pearl Abyss Corp.(b)	6,084	142,155
Playtika Holding Corp.	38,953	144,905
ROBLOX Corp. - Class A(b)	19,555	1,063,401
Sega Sammy Holdings, Inc.	16,300	221,395
SHIFT UP Corp.(b)	6,332	134,463
Square Enix Holdings Co. Ltd.	21,500	318,813
Take-Two Interactive Software, Inc.(b)	4,684	1,170,906
Tanwan, Inc.(b)	69,400	88,409
Ubisoft Entertainment SA(b)	17,369	106,757
Unity Software, Inc.(b)	19,802	565,941
XD, Inc.	38,400	217,902
		11,703,724
Toys/Games/Hobbies - 12.9%
Bandai Namco Holdings, Inc.	25,800	600,690
Nintendo Co. Ltd.	29,200	1,224,415
		1,825,105
TOTAL COMMON STOCKS (Cost $15,226,382)		14,044,556

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	1,685,873	$1,685,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,685,873)		1,685,873
TOTAL INVESTMENTS - 111.7% (Cost $16,912,255)		$15,730,429
Liabilities in Excess of Other Assets - (11.7)%		(1,647,008)
TOTAL NET ASSETS - 100.0%		$14,083,421

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,639,679.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $167,042 or 1.2% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

Roundhill Video Games ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,044,556	$—	$—	$14,044,556
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,685,873
Total Investments	$14,044,556	$—	$—	$15,730,429

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

Japan	$4,517,854	32.0%
China	2,458,315	17.5
South Korea	1,389,417	10.0
Sweden	531,830	3.8
Taiwan	367,720	2.6
Poland	336,942	2.4
Israel	144,905	1.0
France	106,757	0.8
Singapore	75,427	0.5
United Kingdom	70,753	0.5
United States	5,730,509	40.6
Liabilities in Excess of Other Assets	(1,647,008)	(11.7)
	$14,083,421	100.0%

The accompanying notes are an integral part of these financial statements.

11

Roundhill ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
ASSETS:
Investments in unaffiliated securities, at value	$216,225,999	$ 9,084,826	$ 3,237,278,348	$54,576,981	$15,730,429
Investments in affiliated securities, at value	—	—	246,026,113	—	—
Cash	4,271,066	—	—	5,653,345	—
Receivable for investments sold	378,070	—	50,100,876	—	34
Dividends receivable	79,336	2,029	922,611	42,483	17,947
Foreign currency, at value	36,480	—	—	145,029	27,525
Dividend tax reclaims receivable	2,281	—	—	59,372	3,343
Security lending income receivable	1,358	—	2,345	2,543	149
Receivable for swap contracts	—	98,815	—	—	—
Unrealized appreciation on swap contracts	—	—	369,067,996	—	—
Receivable for fund shares sold	—	—	97,148,115	—	—
Interest receivable	—	2	—	—	—
Total assets	220,994,590	9,185,672	4,000,546,404	60,479,753	15,779,427
LIABILITIES:
Payable for fund shares redeemed	5,489,580	—	—	5,666,550	—
Payable upon return of securities loaned	4,767,774	—	—	2,162,450	1,685,873
Payable to Adviser	96,655	2,889	878,465	31,516	5,934
Payable for investments purchased	289	—	140,692,188	—	—
Unrealized depreciation on swap contracts	—	—	159,677,791	—	—
Payable to custodian	—	—	—	—	4,199
Total liabilities	10,354,298	2,889	301,248,444	7,860,516	1,696,006
NET ASSETS	$210,640,292	$ 9,182,783	$ 3,699,297,960	$52,619,237	$14,083,421
Net Assets Consist of:
Paid-in capital	$459,818,826	$ 8,230,595	$ 3,465,235,075	$214,049,373	$57,044,491
Total distributable earnings/ (accumulated losses)	(249,178,534)	952,188	234,062,885	(161,430,136)	(42,961,070)
Total net assets	$210,640,292	$ 9,182,783	$ 3,699,297,960	$52,619,237	$14,083,421
Net assets	$210,640,292	$ 9,182,783	$ 3,699,297,960	$52,619,237	$14,083,421
Shares issued and outstanding (unlimited shares authorized without par value)	11,450,000	415,000	57,500,000	2,800,000	700,000
Net asset value per share	$18.40	$22.13	$64.34	$18.79	$20.12
Cost:
Investments in unaffiliated securities, at cost	$211,502,992	$ 7,560,297	$ 3,302,358,791	$62,141,950	$16,912,255
Investments in affiliated securities, at cost	$—	$—	$243,663,646	$—	$—
Foreign currency, at cost	$36,659	$—	$—	$143,925	$27,662
Loaned Securities:
at value (included in investments)	$4,431,309	$—	$—	$2,076,497	$1,639,679

The accompanying notes are an integral part of these financial statements.

12

Roundhill ETFs
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Roundhill Ball Metaverse ETF	Roundhill Cannabis ETF	Roundhill Magnificent Seven ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Video Games ETF
INVESTMENT INCOME:
Dividend income	$886,679	$21,452	$5,602,661	$780,640	$157,696
Less: dividend withholding taxes	—	—	—	(66,279)	(11,239)
Interest income	—	95,966	37,313,942	—	—
Securities lending income	8,980	—	53,467	17,300	570
Total investment income	895,659	117,418	42,970,070	731,661	147,027
EXPENSES:
Investment advisory fee	687,352	16,512	5,715,025	193,787	40,264
Total expenses	687,352	16,512	5,715,025	193,787	40,264
Fee waiver from Adviser	(67,151)	(11,231)	—	—	—
Net expenses	620,201	5,281	5,715,025	193,787	40,264
Net investment income	275,458	112,137	37,255,045	537,874	106,763
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,524,374	328,855	(13,846,993)	(880,446)	(272,963)
In-kind redemptions	15,704,015	—	103,928,026	1,724,968	284,185
In-kind redemptions in affiliated securities	—	—	786,541	—	—
Swap contracts	—	(9,093)	—	—	—
Foreign currency transactions	(22,455)	(740)	—	(37,437)	(4,670)
Net realized gain (loss)	29,205,934	319,022	90,867,574	807,085	6,552
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(38,019,653)	599,719	(48,636,385)	(8,299,761)	(3,299,115)
Investments in affiliated securities	—	—	2,362,467	—	—
Swap contracts	—	—	(99,668,072)	—	—
Foreign currency translation	(975)	—	—	4,011	407
Net change in unrealized appreciation (depreciation)	(38,020,628)	599,719	(145,941,990)	(8,295,750)	(3,298,708)
Net realized and unrealized gain (loss)	(8,814,694)	918,741	(55,074,416)	(7,488,665)	(3,292,156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,539,236)	$ 1,030,878	$(17,819,371)	$ (6,950,791)	$ (3,185,393)

The accompanying notes are an integral part of these financial statements.

13

Roundhill ETFs
Statements of Changes in Net Assets

	Roundhill Ball Metaverse ETF		Roundhill Cannabis ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$275,458	$281,499	$112,137	$204,865
Net realized gain (loss)	29,205,934	76,574,415	319,022	224,907
Net change in unrealized appreciation (depreciation)	(38,020,628)	3,824,156	599,719	1,195,791
Net increase (decrease) in net assets from operations	(8,539,236)	80,680,070	1,030,878	1,625,563
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(495,923)	—	—
Total distributions to shareholders	—	(495,923)	—	—
CAPITAL TRANSACTIONS:
Creations	—	—	—	4,960,094
Redemptions	(57,995,408)	(133,813,637)	(1,333,453)	(2,079,379)
ETF transaction fees	8,277	29,199	—	12,819
Net increase (decrease) in net assets from capital transactions	(57,987,131)	(133,784,438)	(1,333,453)	2,893,534
Net increase (decrease) in net assets	(66,526,367)	(53,600,291)	(302,575)	4,519,097
NET ASSETS:
Beginning of the period	277,166,659	330,766,950	9,485,358	4,966,261
End of the period	$ 210,640,292	$277,166,659	$9,182,783	$9,485,358
SHARES TRANSACTIONS
Creations	—	—	—	320,000
Redemptions	(3,275,000)	(8,200,000)	(60,000)	(150,000)
Total increase (decrease) in shares outstanding	(3,275,000)	(8,200,000)	(60,000)	170,000

The accompanying notes are an integral part of these financial statements.

14

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Magnificent Seven ETF		Roundhill Sports Betting & iGaming ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$37,255,045	$58,099,678	$537,874	$2,851,577
Net realized gain (loss)	90,867,574	401,216,907	807,085	5,115,722
Net change in unrealized appreciation (depreciation)	(145,941,990)	163,618,606	(8,295,750)	3,308,450
Net increase (decrease) in net assets from operations	(17,819,371)	622,935,191	(6,950,791)	11,275,749
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(58,385,266)	—	(2,878,158)
Total distributions to shareholders	—	(58,385,266)	—	(2,878,158)
CAPITAL TRANSACTIONS:
Creations	3,150,465,705	4,552,824,620	10,410,230	2,656,170
Redemptions	(3,399,763,505)	(2,919,549,039)	(14,203,218)	(20,942,945)
ETF transaction fees	—	—	241	—
Net increase (decrease) in net assets from capital transactions	(249,297,800)	1,633,275,581	(3,792,747)	(18,286,775)
Net increase (decrease) in net assets	(267,117,171)	2,197,825,506	(10,743,538)	(9,889,184)
NET ASSETS:
Beginning of the period	3,966,415,131	1,768,589,625	63,362,775	73,251,959
End of the period	$3,699,297,960	$3,966,415,131	$52,619,237	$63,362,775
SHARES TRANSACTIONS
Creations	49,460,000	76,670,000	550,000	125,000
Redemptions	(52,070,000)	(49,040,000)	(750,000)	(975,000)
Total increase (decrease) in shares outstanding	(2,610,000)	27,630,000	(200,000)	(850,000)

The accompanying notes are an integral part of these financial statements.

15

Roundhill ETFs
Statements of Changes in Net Assets(Continued)

	Roundhill Video Games ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$106,763	$91,114
Net realized gain (loss)	6,552	4,043,479
Net change in unrealized appreciation (depreciation)	(3,298,708)	456,139
Net increase (decrease) in net assets from operations	(3,185,393)	4,590,732
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(121,822)
Total distributions to shareholders	—	(121,822)
CAPITAL TRANSACTIONS:
Creations	—	6,318,099
Redemptions	(2,140,245)	(11,313,737)
ETF transaction fees	2,200	2,849
Net increase (decrease) in net assets from capital transactions	(2,138,045)	(4,992,789)
Net increase (decrease) in net assets	(5,323,438)	(523,879)
NET ASSETS:
Beginning of the period	19,406,859	19,930,738
End of the period	$ 14,083,421	$19,406,859
SHARES TRANSACTIONS
Creations	—	225,000
Redemptions	(100,000)	(425,000)
Total increase (decrease) in shares outstanding	(100,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

16

ROUNDHILL BALL METAVERSE ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.82	$14.43	$11.54	$7.21	$15.17	$15.07
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	0.02	(0.00)(c)	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments(d)	(0.44)	4.40	2.89	4.33	(7.96)	0.10
Total from investment operations	(0.42)	4.42	2.89	4.35	(7.95)	0.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—	(0.02)	(0.01)	—
Total distributions	—	(0.03)	—	(0.02)	(0.01)	—
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of period	$18.40	$18.82	$14.43	$11.54	$7.21	$15.17
Total return(e)	−2.27%	30.69%	25.05%	60.37%	−52.44%	0.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$210,640	$277,167	$330,767	$463,556	$370,242	$933,059
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(f)(g)	0.59%	0.59%	0.59%	0.59%	0.60%	0.75%
After expense waiver/ recoupment(f)(g)	0.53%	0.58%	0.59%	0.59%	0.60%	0.75%
Ratio of tax expenses to average net assets(f)(g)	—%	0.00%(h)	0.00%(h)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	0.24%	0.09%	(0.02)%	0.19%	0.06%	(0.13)%
Portfolio turnover rate(e)(i)	22%	55%	46%	30%	47%	41%

(a)	Inception date of the Fund was June 29, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

ROUNDHILL CANNABIS ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$19.97	$16.28	$30.14	$29.95	$76.60
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.50	1.61	1.18	0.45
Net realized and unrealized gain (loss) on investments(c)	1.91	3.16	(15.59)	(0.99)	(47.15)
Total from investment operations	2.16	3.66	(13.98)	0.19	(46.70)
LESS DISTRIBUTIONS FROM:
ETF transaction fees per share	—	0.03	0.12	—	0.05
Net asset value, end of period	$22.13	$19.97	$16.28	$30.14	$29.95
Total return(d)(h)	10.81%	22.64%	−45.98%	0.71%	−60.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,183	$9,485	$4,966	$3,165	$1,496
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	0.39%	0.39%	0.39%	0.48%	0.75%
After expense waiver/recoupment(e)	0.12%	(0.01)%	0.22%	0.39%	0.52%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	2.65%	3.19%	5.06%	4.58%	1.32%
Portfolio turnover rate(d)(g)	—%	23%	—%	—%	65%

(a)	Inception date of the Fund was April 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
In 2025, 0.33% of the Fund’s total return consists of voluntary reimbursements by the Sub-adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 22.31% (see Note 3).

The accompanying notes are an integral part of these financial statements.

18

ROUNDHILL MAGNIFICENT SEVEN ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$65.99	$54.45	$33.35	$24.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	1.30	1.22	0.67
Net realized and unrealized gain (loss) on investments(c)	(2.25)	11.22	20.32	8.05
Total from investment operations	(1.65)	12.52	21.54	8.72
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.98)	(0.43)	(0.14)
Net realized gains	—	—	(0.01)	(0.00)(d)
Total distributions	—	(0.98)	(0.44)	(0.14)
Net asset value, end of period	$64.34	$65.99	$54.45	$33.35
Total return(e)	−2.50%	22.96%	64.59%	35.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,699,298	$3,966,415	$1,768,590	$37,349
Ratio of expenses to average net assets(f)(g)	0.29%	0.29%	0.29%	0.29%
Ratio of interest expense to average net assets(f)(g)	—%	0.00%(h)	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	1.89%	2.25%	2.59%	2.92%
Portfolio turnover rate(e)(i)	8%	27%	40%	81%

(a)	Inception date of the Fund was April 10, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

ROUNDHILL SPORTS BETTING & IGAMING ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.12	$19.03	$17.41	$14.35	$24.88	$25.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.83	0.05	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments(b)	(2.52)	2.22	1.73	2.98	(10.51)	(1.06)
Total from investment operations	(2.33)	3.05	1.78	3.06	(10.44)	(0.98)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.96)	(0.16)	—	(0.04)	—
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.96)	(0.16)	—	(0.09)	—
ETF transaction fees per share	0.00(c)	—	—	0.00(c)	—	0.00(c)
Net asset value, end of period	$18.79	$21.12	$19.03	$17.41	$14.35	$24.88
Total return(d)	−11.03%	16.02%	10.24%	21.30%	−41.99%	−3.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$52,619	$63,363	$73,252	$100,523	$118,028	$290,507
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	0.00%(f)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	2.08%	3.83%	0.30%	0.46%	0.38%	0.26%
Portfolio turnover rate(d)(g)	29%	26%	20%	64%	43%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

ROUNDHILL VIDEO GAMES ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.26	$19.93	$15.73	$14.03	$24.99	$30.09
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.10	0.07	0.11	0.14	0.05
Net realized and unrealized gain (loss) on investments(b)	(4.28)	4.38	4.47	1.75	(11.01)	(5.17)
Total from investment operations	(4.14)	4.48	4.54	1.86	(10.87)	(5.12)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.34)	(0.17)	(0.10)	(0.01)
Total distributions	—	(0.15)	(0.34)	(0.17)	(0.10)	(0.01)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.01	0.01	0.03
Net asset value, end of period	$20.12	$24.26	$19.93	$15.73	$14.03	$24.99
Total return(d)	−17.06%	22.47%	28.86%	13.35%	−43.49%	−16.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,083	$19,407	$19,931	$20,844	$25,250	$62,475
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	0.00%(f)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	1.33%	0.40%	0.39%	0.76%	0.78%	0.16%
Portfolio turnover rate(d)(g)	5%	64%	30%	17%	83%	52%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Roundhill Ball Metaverse ETF (“METV”), Roundhill Magnificent Seven ETF (“MAGS”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Video Games ETF (“NERD”) and Roundhill Cannabis ETF (“WEED”), (each a “Fund” and collectively, the “Funds”) are series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
METV is a non-diversified passively-managed exchange-traded fund (“ETF”). METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The META Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.
WEED is a diversified actively managed ETF. WEED seeks to achieve its investment objective by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The cannabis and hemp ecosystem encompasses businesses involved in the production, distribution and marketing of cannabis and hemp and products derived there from.
MAGS is a non-diversified actively managed ETF. MAGS pursues its investment objective by seeking investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. The seven companies comprising the Magnificent Seven are: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. MAGS offers exposure to the “Magnificent Seven” companies through its investment in swap agreements and/or forward contracts. However, MAGS will also invest directly in the equity securities issued by such companies.
BETZ is a non-diversified actively managed ETF. BETZ seeks to achieve its investment objective by investing in the equity securities of Sports betting and iGaming Companies but may also seek exposure through derivative instruments, such as swap agreements and forward contracts.
NERD is a non-diversified actively managed ETF. NERD seeks to achieve its investment objective by investing in the equity securities of Video Game Companies. Video Game Companies are companies that are economically tied to the Video Games industry, and generally include publishers, developers and distributors of interactive gaming software for console, PC, mobile and cloud platforms, as well as providers of related online gaming services and esports.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction.
Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

22

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at Roundhill Financial Inc. (“Roundhill” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Total return swap contracts are valued based on prices supplied by independent pricing services using techniques that include the value of the underlying security or benchmark that the contract is tracking.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

23

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Total Return Swap Contracts for a summary of the valuations as of June 30, 2026, for the Funds based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Distributions received from REITs may be classified as dividends, capital gains, or return of capital.
Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain

24

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of June 30, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At June 30, 2026, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdictions.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
Derivatives. WEED and MAGS may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds. For WEED, the amount of receivable/payable for open swap contracts represents the gain/loss amount accrued on swaps held at June 30, 2026, monthly reset date that will be received/paid from/to the broker. For MAGS, the amount of appreciation/(depreciation) for open swap contracts represents the gain/loss amount accrued on swaps held at June 30, 2026, that will be received/paid from/to the broker. These investments may incur interest expense as presented on the Statements of Operations.
The total return swap contracts are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Schedules of Total Return Swaps are gross settlement amounts.

25

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2026.
Roundhill Cannabis ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International, Inc.	Total Return Swap Contracts	$98,815	$—	$98,815	$—	$—	$98,815
	Total Financial Instruments Subject to a Master Netting Arrangement		$98,815	$—	$98,815	$—	$—	$98,815

Roundhill Magnificent Seven ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Assets	Nomura Securities International, Inc.	Total Return Swap Contracts	$187,783,883	$—	$187,783,883	$(74,623,076)	$—	$113,160,807
Assets	Goldman Sachs & Co. LLC	Total Return Swap Contracts	$181,284,113	$—	$181,284,113	$(85,054,715)	$—	$96,229,398
Total Assets			$369,067,996	$—	$369,067,996	$ (159,677,791)	$—	$209,390,205
Liabilities	Nomura Securities International, Inc.	Total Return Swap Contracts	$(74,623,076)	$—	$(74,623,076)	$74,623,076	$—	$—
Liabilities	Goldman Sachs & Co. LLC	Total Return Swap Contracts	$(85,054,715)	$—	$(85,054,715)	$85,054,715	$—	$—
Total Liabilities			$(159,677,791)	$—	$(159,677,791)	$159,677,791	$—	$—
	Total Financial Instruments Subject to a Master Netting Arrangement		$209,390,205	$—	$209,390,205	$—	$—	$209,390,205

The average monthly notional amount of the swap contracts during the year ended June 30, 2026, was as follows:

Average Monthly Notional Amount of Swap Contracts
Roundhill Cannabis ETF	$6,360,566
Roundhill Magnificent Seven ETF	2,679,698,539

26

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2026:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Receivable for swap contracts	$98,815	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Unrealized appreciation/ (depreciation) on swap contracts	369,067,996	(159,677,791)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2026:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Roundhill Cannabis ETF	Equity Risk Swap Contracts	Swap Contracts	$(9,093)	$—
Roundhill Magnificent Seven ETF	Equity Risk Swap Contracts	Swap Contracts	$—	$(99,668,072)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at the following annual rates:

METV	0.59%
WEED	0.39%
MAGS	0.29%
BETZ	0.75%
NERD	0.50%

Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.
Fee Waiver Agreement. Effective July 1, 2024 through April 30, 2026, the Adviser agreed to waive WEED’s unitary management fee and/or limit the Fund’s current expenses such that the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses, would not exceed 0.00%. The Adviser waived $11,231 during the period ended June 30, 2026, for a total of 0.27% as a percentage of average net assets. The Adviser agreed to waive Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Ball Metaverse Research Partners, serving as the index provider for METV, and 3iQ Corp. have established a partnership arrangement whereby METV receives fee rebates attributable to its investments in certain 3iQ exchange traded products. In accordance with this arrangement, the Adviser applied a waiver totaling $67,151, which corresponds to the daily accrual of the rebate for the period ended June 30, 2026, for a total of 0.06%.

27

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Sub-Adviser Agreement. Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

*	The minimum annual fee for MAGS is $20,000.
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule  12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accountant, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of BETZ and METV are listed and traded on the NYSE Arca, Inc. Shares of WEED, MAGS and NERD are listed on the CBOE BZX Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units.

28

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

METV	$500
WEED	$300
MAGS	$300
BETZ	$500
NERD	$500

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:
There were no distributions paid by the Funds during the period ended June 30, 2026.

	Fiscal Year Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
METV	$495,923	$—	$—
WEED	—	—	—
MAGS	58,385,266	—	—
BETZ	2,878,158	—	—
NERD	121,822	—	—

(1)	Ordinary income may include short-term capital gains.

29

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
At December 31, 2025, the Funds’ fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	METV	WEED	MAGS	BETZ	NERD
Federal Tax Cost of Investments	$250,826,483	$6,420,073	$3,639,226,337	$78,043,691	$19,000,975
Gross Tax Unrealized Appreciation	$71,599,892	$924,810	$19,608,892	$12,068,646	$3,487,915
Gross Tax Unrealized Depreciation	(35,684,213)	(160,943)	(55,577,110)	(13,695,719)	(3,098,798)
Net Tax Unrealized Appreciation (Depreciation)	35,915,679	763,867	(35,968,218)	(1,627,073)	389,117
Undistributed Ordinary Income	1,223,130	—	—	115,802	—
Other Accumulated Gain (Loss)	(277,778,107)	(842,557)	287,850,474	(152,968,074)	(40,164,794)
Total Distributable Earnings/ (Accumulated Losses)	$(240,639,298)	$(78,690)	$251,882,256	$(154,479,345)	$(39,775,677)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment company adjustments.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses	Late-Year Losses
Roundhill Ball Metaverse ETF	$—	$—
Roundhill Cannabis ETF	—	842,557
Roundhill Magnificent Seven ETF	—	—
Roundhill Sports Betting & iGaming ETF	—	—
Roundhill Video Games ETF	—	74,198

At December 31, 2025, the Fund had the following capital loss carryforwards:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Roundhill Ball Metaverse ETF	$117,057,157	$160,720,914	$37,073,523
Roundhill Cannabis ETF	—	—	345,198
Roundhill Magnificent Seven ETF	—	21,151,617	—
Roundhill Sports Betting & iGaming ETF	111,516,693	41,445,821	1,374,653
Roundhill Video Games ETF	33,200,005	6,890,002	—

30

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
During the period June 30, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
METV	$45,008,716	$(15,726,950)
WEED	10,352,033	(10,032,630)
MAGS	394,370,568	(307,334,686)
BETZ	5,236,200	(4,429,115)
NERD	457,596	(450,678)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
METV	$51,868,950	$62,729,593	$—	$48,078,577
WEED	—	545,677	—	—
MAGS	3,353,589,809	121,841,891	—	3,531,768,039
BETZ	16,108,050	15,073,726	9,561,885	13,861,707
NERD	885,858	1,318,762	—	1,625,102

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” During the period ended June 30, 2026, the Funds loaned securities and received cash collateral for the loans, which was invested in the Mount Vernon Liquid Assets Portfolio, LLC. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays

31

ROUNDHILL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.
As of June 30, 2026, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
METV	$4,431,309	$4,767,774
WEED	—	—
MAGS	—	—
BETZ	2,076,497	2,162,450
NERD	1,639,679	1,685,873

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedules of Investments.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. AFFILIATE
MAGS currently seeks to achieve its investment objective by investing a portion of its assets in the Roundhill Ultra Short Duration No Dividend Target ETF (the “Affiliated Fund”), registered open-end management investment company. The Fund may redeem its investments from the Affiliated Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund is directly affected by the performance of the Affiliated Fund. As of the end of the period, the percentage of net assets invested in the Affiliated Fund was 6.6%.
11. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

32

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
Roundhill Video Games ETF
Roundhill Sports Betting & iGaming ETF
Roundhill Ball Metaverse ETF
Roundhill Cannabis ETF
Roundhill Magnificent Seven ETF
At meetings held on February 24, 2026 (the “February Meeting”) and March 4, 2026 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill Video Games ETF, Roundhill Sports Betting & iGaming ETF, Roundhill Ball Metaverse ETF, Roundhill Cannabis ETF and Roundhill Magnificent Seven ETF (each a “Fund” and together, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of the Adviser’s advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser and Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable

33

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, recent personnel changes to the compliance team, and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended December 31, 2025 had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of each Fund’s performance compared with the funds in its Selected Peer Group.
Roundhill Video Games ETF: The Board noted that, for the one-year period ended December 31, 2025, the Fund outperformed its benchmark, the Roundhill Video Games Blended Index. The Board further noted that, for the three-year and since-inception periods ended December 31, 2025, the Fund underperformed its benchmark, the Roundhill Video Games Blended Index. The Board then noted that, for one-year, three-year and five-year periods ended December 31, 2025, the Fund underperformed the average of its Peer Group and its Category Peer Group. Lastly, the Board noted that for the one-year and five-year periods ended December 31, 2025, the Fund underperformed compared to its Selected Peer Group; however, the Board noted that for the three-year period ended December 31, 2025, the Fund performed within the range of its Selected Peer Group. The Board also took into consideration the fact that the Fund recently changed from a passively managed index fund to an actively managed fund.
Roundhill Sports Betting & iGaming ETF and Roundhill Ball Metaverse ETF: The Board focused on the extent to which each index-based Fund achieved its investment objective as a passively-managed index fund and reviewed information regarding each Fund’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Roundhill Cannabis ETF: The Board noted that, for the three-year and since inception periods ended December 31, 2025, the Fund underperformed its benchmark, the North American Cannabis Net Total Return Index. The Board noted that, for the one-year period ended December 31, 2025, the Fund outperformed its benchmark, the North American Cannabis Net Total Return Index. The Board further noted that, for the one-year and three-year periods ended December 31, 2025, the Fund underperformed the average of its Peer Group. Lastly, the Board noted that for the one-year and three-year periods ended December 31, 2025, the Fund performed within the range of its Selected Peer Group.
Roundhill Magnificent Seven ETF: The Board noted that, for the one-year and since inception periods ended December 31, 2025, the Fund outperformed its broad-based benchmark, the Solactive GBS Global Markets All Cap USD Index Total Return. The Board further noted that, for the one-year period ended December 31, 2025, the Fund outperformed the average of its Peer Group and underperformed the average of its Category Peer Group. Lastly, the Board noted that for the one-year period ended December 31, 2025, the Fund performed within the range of its Selected Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, and the funds in its Selected Peer Group.

34

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Roundhill Video Games ETF: The Board noted that the management fee for the Fund was lower than the median and average of its Peer Group. The Board also noted that the Fund’s management fee was of the same as the funds in its Selected Peer Group.
Roundhill Sports Betting & iGaming ETF: The Board noted that the management fee for the Fund was higher than the median and average of its Peer Group, and higher than the funds in its Selected Peer Group.
Roundhill Ball Metaverse ETF: The Board noted that the management fee for the Fund was slightly higher than the average and median of its Peer Group, but within the range of funds in its Peer Group. The Board also noted that the Fund’s management fee was higher than the funds in its Selected Peer Group.
Roundhill Cannabis ETF: The Board noted that the management fee for the Fund was lower than the median and average of its Peer Group, and lower than the funds in its Selected Peer Group.
Roundhill Magnificent Seven ETF: The Board noted that the management fee for the Fund was lower than the median and average of its Peer Group, and lower than the funds in its Selected Peer Group.
The Board noted that it would continue to monitor the Roundhill Sports Betting & iGaming ETF’s performance in light of its higher than average management fee to determine whether such management fee remained reasonable. The Board accordingly noted that each Fund’s unitary fee is reasonable.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.
Approval of the Continuation of the Sub-Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide substantially similar investment management services to the Funds. The Board reviewed and considered the performance by the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of each Fund consistent with its investment program, executing portfolio security trades for purchases and redemptions of each Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law, responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to each Fund.

35

ROUNDHILL ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy of the Sub-Adviser’s registration on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser.
Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the materials and primarily considered each Fund’s performance for periods ended December 31, 2025, as indicated above.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to each Fund.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

36

ROUNDHILL ETFs
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements.
TAX INFORMATION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill Ball Metaverse ETF	100.00%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	4.21%
Roundhill Sports Betting & iGaming ETF	35.30%
Roundhill Video Games ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Roundhill Ball Metaverse ETF	85.50%
Roundhill Cannabis ETF	0.00%
Roundhill Magnificent Seven ETF	0.00%
Roundhill Sports Betting & iGaming ETF	19.50%
Roundhill Video Games ETF	80.50%

For the fiscal year ended December 31, 2024, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill Sports Betting & iGaming ETF	$3,473,663	$45,379
Roundhill Video Games ETF	$209,649	$18,040

37

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	09/01/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	09/01/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	09/01/26

* Print the name and title of each signing officer under his or her signature.